Condensed Consolidated Balance Sheets - USD ($) $ in Thousands		Jun. 30, 2023	Dec. 31, 2022
Current assets
Cash		$ 35,460	$ 21,200
Restricted cash		2,653	2,717
Short-term investments		20,985	26,544
Accounts receivable, net		74,593	85,619
Prepaid expenses and other current asset		43,601	9,270
Total current assets		177,292	145,350
Non-current assets
Long-term investment		276	290
Software and equipment, net		15,040	18,491
Deferred tax assets, net		12,630	13,070
Other non-current assets		17,267	14,423
Right-of-use assets		1,514	344
Total non-current assets		46,727	46,618
TOTAL ASSETS		224,019	191,968
Current liabilities
Short-term loans		85,199	74,653
Accounts payable		30,326	24,200
Contract liabilities		3,870	3,569
Tax Payable		1,749	2,042
Accrued expenses and other current liabilities		4,037	4,849
Amount due to related parties		168	45,564
Lease liabilities		624	315
Total current liabilities		125,973	155,192
Non-current liabilities
Lease liabilities		796
Amount due to a related party		43,330
Warrant liabilities		32
Total non-current liabilities		44,158
Total liabilities		170,131	155,192
Commitments and contingencies (Note 17)
Shareholders’ equity
Additional paid in capital		114,084	95,764
Accumulated deficit		(103,200)	(99,580)
Accumulated other comprehensive loss		(1,643)	(1,476)
Total SUNCAR TECHNOLOGY GROUP INC’s shareholders’ (deficit) equity		9,250	(5,284)
Non-controlling interests		44,638	42,060
Total equity		53,888	36,776
TOTAL LIABILITIES AND EQUITY		224,019	191,968
Class A Ordinary Shares
Shareholders’ equity
Ordinary shares	[1]	4	3
Class B Ordinary Shares
Shareholders’ equity
Ordinary shares	[1]	$ 5	$ 5

[1]	Shares are related to the reverse recapitalization on May 17, 2023 for the business combination and presented on a retroactive basis to reflect the reverse recapitalization.